Item 1. Schedule of Investments:

--------------------------------

PUTNAM PREMIERE INCOME TRUST

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

	Putnam Premier Income Fund
	The fund's portfolio
	April 30, 2005 (Unaudited)
	U.S. Government and Agency Mortgage Obligations (13.2%) (a)
	Principal amount		Value
		Federal Home Loan Mortgage Corporation
	$32,593	7 1/2s, with due dates from March 1, 2026 to May 1, 2027		$35,116
	33,805,895	6 1/2s, with due dates from July 1, 2028 to March 1, 2035		35,163,475
		Federal National Mortgage Association Pass-Through Certificates
	4,171	8s, July 1, 2024		4,508
	152,555	7 1/2s, with due dates from October 1, 2022 to August 1, 2030		163,748
	16,884,759	6 1/2s, with due dates from April 1, 2024 to January 1, 2034		17,592,441
	89,211	6 1/2s, April 1, 2016		92,656
	78,400,000	5 1/2s, TBA, May 1, 2035		79,159,500
	617,500	5s, with due dates from June 1, 2019 to July 1, 2019		622,951
	3,500,000	5s, TBA, May 1, 2020		3,524,336
	6,812,668	4 1/2s, with due dates from August 1, 2033 to June 1, 2034		6,589,955
	41,100,000	4 1/2s, TBA, May 1, 2020		40,660,103

		Total U.S. Government and Agency Mortgage Obligations (cost $182,277,211)		$183,608,789
	U.S. Treasury Obligations (13.6%) (a)
	Principal amount			Value
		U.S. Treasury Bonds
	$27,040,000	7 1/2s, November 15, 2016		$34,737,950
	46,303,000	6 1/4s, May 15, 2030		57,654,468
	18,225,000	6 1/4s, August 15, 2023		21,915,563
		U.S. Treasury Notes
	29,883,000	4 1/4s, August 15, 2013		30,130,467
	3,000	4s, November 15, 2012		2,998
	20,856,000	3 1/4s, August 15, 2008		20,520,348
	12,360,000	1 1/8s, June 30, 2005		12,327,169
	28,450,000	U.S. Treasury Strip zero %, November 15, 2024		11,359,783

		Total U.S. Treasury Obligations (cost $178,180,534)		$188,648,746
	Corporate bonds and notes (23.2%) (a)
	Principal amount			Value
	Basic Materials (2.1%)

	$1,775,000	ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		$1,863,750
EUR	514,000	Cognis Holding GmgH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)		709,914
	$555,000	Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		463,425
	1,490,000	Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		1,281,400
	659,000	Crystal US Holdings, LLC/US Sub 3 Corp. 144A sr. disc. notes stepped-coupon zero % (10s, 10/1/09), 2014 (STP)		441,530
	380,000	Equistar Chemicals LP notes 8 3/4s, 2009		404,700
	1,128,000	Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		1,243,620
	855,000	Georgia-Pacific Corp. bonds 7 3/4s, 2029		884,925
	1,840,000	Georgia-Pacific Corp. debs. 7.7s, 2015		2,005,600
	105,000	Georgia-Pacific Corp. sr. notes 8s, 2024		111,825
	1,315,000	Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		1,433,350
	1,566,000	Hercules, Inc. company guaranty 11 1/8s, 2007		1,789,155
	385,000	Huntsman Advanced Materials, LLC 144A sec. FRN 10.89s, 2008		407,138
	455,000	Huntsman Advanced Materials, LLC 144A sec. notes 11s, 2010		518,700
	500,000	Huntsman, LLC company guaranty 11 5/8s, 2010		577,500
	380,000	Huntsman, LLC 144A company guaranty 12s, 2012		437,000
	451,000	Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		466,785
	250,000	International Steel Group, Inc. sr. notes 6 1/2s, 2014		248,125
	1,261,000	ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		1,365,033
	415,000	Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		406,700
	75,000	Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		70,125
	968,511	JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)		1,062,631
	170,000	MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		168,300
EUR	845,000	MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)		1,168,713
EUR	140,000	Nalco Co. sr. sub. notes 9s, 2013		198,241
	$2,055,000	Nalco Co. sr. sub. notes 8 7/8s, 2013		2,106,375
	1,575,000	Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		1,523,813
	465,000	PQ Corp. 144A company guaranty 7 1/2s, 2013		451,050
EUR	700,000	Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014		909,433
	$250,000	Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014		242,500
	1,335,000	Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		1,428,450
	289,802	Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		289,802
	25,000	Stone Container Corp. sr. notes 9 3/4s, 2011		25,875
	465,000	Stone Container Corp. sr. notes 8 3/8s, 2012		459,188
	290,000	Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		266,800
	478,000	United Agri Products sr. notes 9s, 2011		468,440
	980,000	United States Steel Corp. sr. notes 9 3/4s, 2010		1,078,000
	365,000	WHX Corp. sr. notes 10 1/2s, 2006 (In default) (NON)		365,000

				29,342,911
	Capital Goods (1.7%)

	1,422,000	Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		1,448,663
	36,000	BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		36,270
	314,000	BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008		312,430
	1,076,000	Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,108,280
	630,000	Browning-Ferris Industries, Inc. debs. 7.4s, 2035		522,900
	780,000	Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		764,400
	1,715,000	Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		1,959,388
EUR	160,000	Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)		231,621
	$539,000	Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		582,120
EUR	209,000	Crown Euro Holdings SA sec. notes 6 1/4s, 2011 (France)		281,513
	$3,587,000	Decrane Aircraft Holdings Co. company guaranty zero %, 2008		1,363,060
	862,000	Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		853,380
	2,546,000	L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		2,425,065
	1,573,000	Legrand SA debs. 8 1/2s, 2025 (France)		1,879,735
	104,000	Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		115,440
EUR	335,000	Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011		478,471
	$425,000	Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		433,500
	510,000	Mueller Group, Inc. sr. sub. notes 10s, 2012		548,250
	849,000	Owens-Brockway Glass company guaranty 7 3/4s, 2011		895,695
	1,910,000	Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		2,081,900
	287,000	Owens-Illinois, Inc. debs. 7.8s, 2018		286,283
	1,975,000	Sequa Corp. sr. notes 9s, 2009		2,103,375
	450,000	Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		406,125
	365,000	Terex Corp. company guaranty 9 1/4s, 2011		396,025
	1,375,000	Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		1,495,313

				23,009,202
	Communication Services (1.8%)

	642,000	Alamosa Delaware, Inc. company guaranty 11s, 2010		723,855
	516,000	Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s, 7/31/05), 2009 (STP)		562,440
	375,000	American Cellular Corp. company guaranty 9 1/2s, 2009 (In default) (NON)		352,500
	1,029,418	Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		51,471
	285,000	Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		247,238
	780,000	Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		723,450
	1,040,000	Cinncinnati Bell, Inc. 144A sr. notes 7s, 2015		956,800
	3,321,000	Citizens Communications Co. sr. notes 6 1/4s, 2013		3,096,833
	418,164	Globix Corp. company guaranty 11s, 2008 (PIK)		397,256
	1,001,000	Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		1,006,005
	1,466,000	Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		1,084,840
	580,000	iPCS, Inc. sr. notes 11 1/2s, 2012		640,900
	160,000	IWO Escrow Co. 144A sec. FRN 6.891s, 2012		160,000
	160,000	IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s, 1/15/10), 2015 (STP)		100,800
	1,395,000	Madison River Capital Corp. sr. notes 13 1/4s, 2010		1,492,650
	1,907,000	MCI, Inc. sr. notes 8.735s, 2014		2,064,328
	4,041,000	Nextel Communications, Inc. sr. notes 5.95s, 2014		4,091,513
	844,000	Qwest Communications International, Inc. 144A sr. notes 8s, 2014		793,360
	3,460,000	Qwest Corp. 144A notes 9 1/8s, 2012		3,667,600
	700,000	Qwest Services Corp. 144A notes 14 1/2s, 2014		812,000
	335,000	Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		391,950
	290,000	Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		262,450
	446,000	SBA Communications Corp. 144A sr. notes 8 1/2s, 2012		464,955
	620,000	SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		539,400

				24,684,594
	Consumer Cyclicals (5.3%)

	1,205,000	ArvinMeritor, Inc. notes 8 3/4s, 2012		1,123,663
	1,705,000	Autonation, Inc. company guaranty 9s, 2008		1,854,188
	290,000	Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012		307,400
	1,135,000	Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,225,800
	315,000	Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		330,750
	265,000	Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		261,025
	1,452,075	CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)		1,502,898
	1,192,000	Coinmach Corp. sr. notes 9s, 2010		1,221,800
	1,230,000	D.R. Horton, Inc. sr. notes 7 7/8s, 2011		1,362,225
	820,000	D.R. Horton, Inc. sr. notes 5 7/8s, 2013		819,504
	310,000	Dana Corp. notes 10 1/8s, 2010		316,184
	1,085,000	Dana Corp. notes 9s, 2011		1,139,250
	185,000	Dana Corp. notes 7s, 2029		149,834
	560,000	Dana Corp. notes 6 1/2s, 2009		536,790
	1,085,000	Dayton Superior Corp. sec. notes 10 3/4s, 2008		1,063,300
	1,150,000	Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010		1,233,375
	1,115,000	Dex Media, Inc. notes 8s, 2013		1,148,450
	1,273,000	Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		1,082,050
	1,012,000	FelCor Lodging LP company guaranty 9s, 2008 (R)		1,082,840
	949,000	Gaylord Entertainment Co. sr. notes 8s, 2013		953,745
	1,930,000	Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		1,737,000
	5,000	Harrah's Operating Co., Inc. company guaranty 8s, 2011		5,706
	328,000	HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)		334,560
	1,460,000	Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,474,600
	565,000	Interpublic Group Companies, Inc. notes 6 1/4s, 2014		539,527
	1,566,000	JC Penney Co., Inc. debs. 7.95s, 2017		1,726,515
	850,000	JC Penney Co., Inc. debs. 7 1/8s, 2023		884,000
	55,000	JC Penney Co., Inc. notes 8s, 2010		60,225
	871,000	John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012		925,438
	1,393,000	Jostens IH Corp. company guaranty 7 5/8s, 2012		1,393,000
	451,000	KB Home company guaranty 5 7/8s, 2015		442,541
	649,000	KB Home sr. notes 5 3/4s, 2014		630,467
	1,302,000	Laidlaw International, Inc. sr. notes 10 3/4s, 2011		1,484,280
	704,000	Levi Strauss & Co. sr. notes 12 1/4s, 2012		746,240
	1,275,000	Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015		1,217,625
	471,000	Mandalay Resort Group sr. notes 6 3/8s, 2011		475,121
	1,365,000	MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		1,371,825
	360,000	Meritage Homes Corp. sr. notes 7s, 2014		356,400
	455,000	Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015		418,600
	775,000	Meritor Automotive, Inc. notes 6.8s, 2009		714,938
	1,275,000	MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,389,750
	1,539,000	MGM Mirage, Inc. company guaranty 6s, 2009		1,517,839
	346,000	Mirage Resorts, Inc. debs. 7 1/4s, 2017		353,785
	927,000	Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012		921,206
	1,036,000	Owens Corning notes 7 1/2s, 2006 (In default) (NON)		805,490
	880,000	Oxford Industries, Inc. sr. notes 8 7/8s, 2011		910,800
	1,740,000	Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		1,892,250
	945,000	Park Place Entertainment Corp. sr. notes 7s, 2013		1,022,963
	745,000	Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		820,431
	841,000	Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		824,180
	1,336,000	PRIMEDIA, Inc. sr. notes 8s, 2013		1,342,680
	650,000	R.H. Donnelley Corp. 144A sr. notes 6 7/8s, 2013		645,125
	900,000	R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012		1,028,250
	705,000	Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		699,713
	875,000	Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009		995,313
	1,100,000	Russell Corp. company guaranty 9 1/4s, 2010		1,152,250
	2,135,000	Saks, Inc. company guaranty 7s, 2013		1,937,513
	1,226,000	Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012		1,201,480
	1,425,000	Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		1,439,250
	815,000	Standard Pacific Corp. sr. notes 7 3/4s, 2013		843,525
	1,085,000	Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012		1,189,431
	1,000,000	Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		1,072,500
	910,000	Station Casinos, Inc. sr. notes 6s, 2012		903,175
	990,000	Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		999,900
EUR	210,000	Teksid Aluminum 144A company guaranty 11 3/8s, 2011 (Luxembourg)		222,547
	$846,000	Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		924,255
	823,000	Tenneco Automotive, Inc. 144A sr. sub. notes 8 5/8s, 2014		750,988
	1,207,000	THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		1,068,195
	683,000	Toys R Us, Inc. notes 7 5/8s, 2011		616,408
	985,000	United Auto Group, Inc. company guaranty 9 5/8s, 2012		1,024,400
	1,160,000	Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		1,032,400
	1,405,000	Vertis, Inc. 144A sub. notes 13 1/2s, 2009		913,250
	1,570,000	WCI Communities, Inc. company guaranty 9 1/8s, 2012		1,648,500
	766,000	William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011		842,600
	1,065,000	WRC Media Corp. sr. sub. notes 12 3/4s, 2009		1,027,725
	1,087,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014		1,016,345

				72,650,091
	Consumer Staples (2.9%)

	1,055,000	Affinity Group, Inc. sr. sub. notes 9s, 2012		1,060,275
	970,000	Affinity Group, Inc. 144A sr. notes 10 7/8s, 2012		931,200
	884,000	AMC Entertainment, Inc. sr. sub. notes 8s, 2014		800,020
	230,613	Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON)(PIK)(F)		49,121
	1,090,000	Brand Services, Inc. company guaranty 12s, 2012		1,209,900
	585,000	Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)		334,913
	1,020,000	Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)		650,250
	1,280,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011		931,200
	1,635,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009		1,234,425
	1,892,000	Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011		1,333,860
	865,000	Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012		839,050
	50,000	Cinemark USA, Inc. sr. sub. notes 9s, 2013		52,875
	1,915,000	Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)		1,316,563
	805,000	Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		813,050
	830,000	CSC Holdings, Inc. debs. 7 5/8s, 2018		821,700
	717,000	CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		727,755
	2,008,000	CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		1,942,740
	1,794,000	Dean Foods Co. sr. notes 6 5/8s, 2009		1,820,910
	1,085,000	Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,160,950
	640,000	Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		614,400
	4,748,000	Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)		23,740
	1,580,000	Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007		1,556,300
	4,144,000	Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014		4,019,680
	1,052,000	Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		959,950
	695,000	Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		689,788
	835,000	Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		786,988
	894,000	Kabel Deutschland GmbH 144A company guaranty sr. notes 10 5/8s, 2014 (Germany)		943,170
	80,397	Knology, Inc. 144A sr. notes 12s, 2009 (PIK)		70,950
	1,439,000	Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		1,194,370
	1,418,000	Playtex Products, Inc. company guaranty 9 3/8s, 2011		1,471,175
	1,490,000	Playtex Products, Inc. sec. notes 8s, 2011		1,590,575
	873,000	Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		899,190
	936,000	Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		1,001,520
	1,435,000	Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		1,363,250
	800,000	Rite Aid Corp. sr. notes 9 1/4s, 2013		744,000
	1,410,000	Sbarro, Inc. company guaranty 11s, 2009		1,353,600
	495,000	Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		499,950
	1,317,000	Six Flags, Inc. sr. notes 9 5/8s, 2014		1,112,865
	844,000	Young Broadcasting, Inc. company guaranty 10s, 2011		844,000
	710,000	Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		660,300

				40,430,518
	Energy (3.0%)

	2,598,000	Arch Western Finance, LLC sr. notes 6 3/4s, 2013		2,604,495
	940,000	Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)		996,400
	907,000	CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)		884,325
	670,000	CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)		653,250
	248,000	Chesapeake Energy Corp. company guaranty 9s, 2012		271,560
	1,991,000	Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		2,100,505
	995,000	Comstock Resources, Inc. sr. notes 6 7/8s, 2012		970,125
	1,348,000	Dresser, Inc. company guaranty 9 3/8s, 2011		1,435,620
	1,410,000	Exco Resources, Inc. company guaranty 7 1/4s, 2011		1,388,850
	665,000	Forest Oil Corp. company guaranty 7 3/4s, 2014		694,925
	1,465,000	Forest Oil Corp. sr. notes 8s, 2011		1,589,525
	390,000	Forest Oil Corp. sr. notes 8s, 2008		415,350
	620,000	Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)		726,950
	1,140,000	Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		1,120,050
	1,013,000	Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014		999,071
	1,210,000	Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014		1,149,500
	896,000	Key Energy Services, Inc. sr. notes 6 3/8s, 2013		864,640
	1,497,000	Massey Energy Co. sr. notes 6 5/8s, 2010		1,497,000
	1,400,000	NAK Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)		1,430,800
	1,360,000	Newfield Exploration Co. sr. notes 7 5/8s, 2011		1,468,800
	698,000	Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		691,020
	910,000	Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		857,675
	1,059,644	Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,126,392
	695,000	Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014		724,538
	1,470,000	Peabody Energy Corp. sr. notes 5 7/8s, 2016		1,425,900
	1,215,000	Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022		1,410,980
	1,095,000	Petroleum Geo-Services notes 10s, 2010 (Norway)		1,220,925
	1,370,000	Petronas Capital, Ltd. company guaranty 7 7/8s, 2022 (Malaysia)		1,691,950
	947,000	Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		984,880
	1,230,000	Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		1,328,400
	1,270,000	Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011		1,349,375
	1,619,000	Pride International, Inc. sr. notes 7 3/8s, 2014		1,699,950
	1,150,000	Seabulk International, Inc. company guaranty 9 1/2s, 2013		1,298,063
	1,350,000	Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		1,171,125
	410,000	Tengizchevroll Finance Co. 144A sec. notes 6.124s, 2014 (Kazakhstan)		411,025
	1,070,000	Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		1,139,550
	285,000	Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		297,825

				42,091,314
	Financial (0.6%)

	3,612,000	Bosphorus Financial Services Ltd. 144A sec. FRN 4.81s, 2012 (Cayman Islands)		3,611,220
	600,000	Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		605,405
	1,054,620	Finova Group, Inc. notes 7 1/2s, 2009		461,396
	3,005,000	VTB Bank (VTB Capital) 144A notes 7 1/2s, 2011 (Luxembourg)		3,155,250
	1,050,000	Western Financial Bank sub. debs. 9 5/8s, 2012		1,139,250

				8,972,521
	Government (0.4%)

	1,768,500	Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		1,980,349
	2,500,000	Pemex Project Funding Master Trust company guaranty Ser. REGS, 9 1/2s, 2027		3,075,000

				5,055,349
	Health Care (2.2%)

	765,000	AmerisourceBergen Corp. company guaranty 7 1/4s, 2012		826,200
	1,090,000	AmerisourceBergen Corp. sr. notes 8 1/8s, 2008		1,179,925
	1,910,000	Ardent Health Services, Inc. sr. sub. notes 10s, 2013		2,313,201
	355,000	Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		347,900
	630,000	Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		626,850
	335,000	DaVita, Inc. 144A sr. notes 6 5/8s, 2013		331,650
	670,000	DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015		651,575
	1,030,000	Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014		986,225
	1,035,000	HCA, Inc. debs. 7.19s, 2015		1,080,552
	990,000	HCA, Inc. notes 8.36s, 2024		1,078,595
	900,000	HCA, Inc. notes 7.69s, 2025		934,765
	1,075,000	HCA, Inc. notes 6 1/4s, 2013		1,074,676
	1,110,000	Healthsouth Corp. notes 7 5/8s, 2012		1,071,150
	960,000	Healthsouth Corp. sr. notes 8 1/2s, 2008		960,000
	470,000	Healthsouth Corp. sr. notes 8 3/8s, 2011		465,300
	400,000	Healthsouth Corp. sr. notes 7s, 2008		390,000
	1,100,000	MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		1,102,750
	1,625,000	MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)		926,250
	1,450,000	Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,402,875
	1,418,000	PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009		1,552,710
	112,000	Service Corp. International debs. 7 7/8s, 2013		115,360
	145,000	Service Corp. International notes 7.2s, 2006		148,263
	50,000	Service Corp. International notes 6 7/8s, 2007		50,813
	515,000	Service Corp. International notes Ser. *, 7.7s, 2009		534,313
	1,039,000	Service Corp. International 144A sr. notes 6 3/4s, 2016		989,648
	1,070,000	Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		1,037,900
	750,000	Tenet Healthcare Corp. notes 7 3/8s, 2013		703,125
	2,154,000	Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		2,213,235
	1,585,000	Triad Hospitals, Inc. sr. notes 7s, 2012		1,624,625
	409,000	Triad Hospitals, Inc. sr. sub. notes 7s, 2013		407,978
	1,025,000	Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		1,037,813
	835,000	US Oncology, Inc. company guaranty 9s, 2012		872,575
	821,000	Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		855,893
	590,000	Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		657,850
	337,000	Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		331,103

				30,883,643
	Technology (0.6%)

	999,000	Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		954,045
	2,386,000	Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014		2,481,440
	435,000	Iron Mountain, Inc. company guaranty 8 5/8s, 2013		435,000
	770,000	Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011		754,600
	640,000	SCG Holding Corp. 144A notes zero %, 2011		960,000
	2,180,000	Xerox Corp. sr. notes 7 5/8s, 2013		2,327,150

				7,912,235
	Transportation (0.2%)

	1,055,000	American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011		981,150
	1,490,000	Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008		1,151,025
	446,000	NWA Trust sr. notes Ser. A, 9 1/4s, 2012		450,460
	360,000	Travelcenters of America, Inc. company guaranty 12 3/4s, 2009		394,650

				2,977,285
	Utilities & Power (2.4%)

	107,000	AES Corp. (The) sr. notes 8 7/8s, 2011		114,490
	60,000	AES Corp. (The) sr. notes 8 3/4s, 2008		63,300
	1,113,000	AES Corp. (The) 144A sec. notes 9s, 2015		1,213,170
	895,000	AES Corp. (The) 144A sec. notes 8 3/4s, 2013		966,600
	876,000	Allegheny Energy Supply 144A bonds 8 1/4s, 2012		932,940
	655,000	Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007		720,500
	462,000	ANR Pipeline Co. debs. 9 5/8s, 2021		570,730
	1,690,000	CMS Energy Corp. sr. notes 8.9s, 2008		1,799,850
	350,000	CMS Energy Corp. sr. notes 7 3/4s, 2010		359,625
	788,000	Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015		762,117
	741,000	DPL, Inc. bonds 8 1/8s, 2031		856,494
	1,215,000	DPL, Inc. sr. notes 6 7/8s, 2011		1,293,975
	2,499,000	Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		2,573,970
	370,000	El Paso Natural Gas Co. debs. 8 5/8s, 2022		423,864
	1,463,000	El Paso Production Holding Co. company guaranty 7 3/4s, 2013		1,473,973
	1,010,000	Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014		959,500
	1,321,000	Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		1,439,890
	1,445,000	Mission Energy Holding Co. sec. notes 13 1/2s, 2008		1,694,263
	775,000	Monongahela Power Co. 1st mtge. 6.7s, 2014		852,500
	933,000	Northwest Pipeline Corp. company guaranty 8 1/8s, 2010		1,004,141
	624,000	Northwester Corp. 144A sr. sec. notes 5 7/8s, 2014		634,065
	2,196,000	NRG Energy, Inc. 144A sr. sec. notes 8s, 2013		2,217,960
	1,115,000	Orion Power Holdings, Inc. sr. notes 12s, 2010		1,332,425
	1,180,000	PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		1,209,500
	993,000	SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		1,003,213
	610,000	Teco Energy, Inc. notes 10 1/2s, 2007		686,250
	350,000	Teco Energy, Inc. notes 7.2s, 2011		370,125
	550,000	Teco Energy, Inc. notes 7s, 2012		578,875
	145,000	Tennessee Gas Pipeline Co. debs. 7s, 2028		143,038
	291,000	Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		313,514
	1,143,000	Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014		1,120,140
	185,000	Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		197,719
	1,188,000	Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		1,188,000
	706,000	Utilicorp United, Inc. sr. notes 9.95s, 2011		769,540
	280,000	Williams Cos., Inc. (The) notes 8 3/4s, 2032		322,000
	290,000	Williams Cos., Inc. (The) notes 8 1/8s, 2012		317,550
	1,045,000	Williams Cos., Inc. (The) notes 7 5/8s, 2019		1,120,763
	466,248	York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (NON)(F)		5

				33,600,574

		Total Corporate bonds and notes (cost $321,590,087)		$321,610,237
	Foreign government bonds and notes (12.8%) (a)
	Principal amount			Value
EUR	8,000,000	Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013		$10,704,346
	$8,925,000	Brazil (Federal Republic of) bonds 10 1/2s, 2014		10,018,313
	3,340,000	Brazil (Federal Republic of) bonds 8 7/8s, 2019		3,306,600
	1,835,000	Brazil (Federal Republic of) notes 8 3/4s, 2025		1,766,188
	1,796,000	Bulgaria (Republic of) 144A bonds 8 1/4s, 2015		2,218,060
CAD	3,730,000	Canada (Government of) bonds 5 1/2s, 2010		3,219,864
CAD	1,340,000	Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029		1,243,347
	$1,140,000	China Development Bank notes 4 3/4s, 2014 (China)		1,115,140
	795,000	Colombia (Republic of) bonds 10 3/8s, 2033		856,613
	1,760,000	Colombia (Republic of) unsub. 9 3/4s, 2009		1,938,640
	1,600,000	Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 8s (9s, 8/15/05), 2030 (STP)		1,296,000
EUR	2,605,000	France (Government of) bonds 5 3/4s, 2032		4,362,888
EUR	6,300,000	France (Government of) bonds 5 1/2s, 2010		9,209,535
EUR	12,200,000	France (Government of) bonds 4s, 2013		16,598,139
EUR	1,520,000	France (Government of) debs. 4s, 2009		2,067,965
EUR	10,560,000	Germany (Federal Republic of) bonds Ser. 97, 6s, 2007		14,680,423
EUR	8,820,000	Germany (Federal Republic of) bonds Ser. 97, 6s, 2007		12,085,025
EUR	2,605,000	Greece (Hellenic Republic of) bonds 3 1/2s, 2008		3,453,322
	$1,995,000	IN 144A notes 7 1/4s, 2015		1,922,681
	360,000	Indonesia (Republic of) FRN 2.795s, 2006		355,500
	145,000	Indonosia (Republic of) 144A sr. notes 6 3/4s, 2014		139,780
	4,070,000	Peru (Republic of) bonds 8 3/8s, 2016		4,354,900
	4,475,000	Philippines (Republic of) bonds 9 1/2s, 2024		4,743,500
	1,350,000	Philippines (Republic of) bonds 8 3/8s, 2011		1,377,000
JPY	158,000,000	Philippines (Republic of) 144A sr. sub. notes 3.2s, 2005		1,510,715
	$1,995,000	Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)		2,117,693
	12,003,750	Russia (Federation of) 144A unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)		12,741,981
	4,040,000	Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		3,757,200
	2,560,000	South Africa (Republic of) notes 7 3/8s, 2012		2,903,040
	2,585,000	South Africa (Republic of) notes 6 1/2s, 2014		2,815,065
SEK	52,240,000	Sweden (Government of) bonds Ser. 3101, 4s, 2008		9,204,414
SEK	59,875,000	Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		10,641,287
	$7,010,000	United Mexican States bonds Ser. MTN, 8.3s, 2031		8,201,700
	6,855,000	United Mexican States notes 6 5/8s, 2015		7,249,163
	785,000	Venezuela (Republic of) bonds 9 3/8s, 2034		776,365
	315,000	Venezuela (Republic of) notes 10 3/4s, 2013		352,485
	1,590,000	Venezuela (Republic of) notes 8 1/2s, 2014		1,566,150
	1,435,000	Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		1,287,913

		Total Foreign government bonds and notes (cost $158,247,216)		$178,158,940
	Asset-backed securities (9.5%) (a)
	Principal amount			Value
	$354,666	ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$355,552
		Aegis Asset Backed Securities Trust 144A
	91,147	Ser. 04-1N, Class Note, 5s, 2034		91,147
	256,886	Ser. 04-2N, Class N1, 4 1/2s, 2034		256,284
	237,887	Ser. 04-4N, Class Note, 5s, 2034		237,887
	591,000	Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034 (Cayman Islands)		547,443
	44,426	AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)		44,537
		Arcap REIT, Inc. 144A
	743,000	Ser. 03-1A, Class E, 7.11s, 2038		783,052
	420,000	Ser. 04-1A, Class E, 6.42s, 2039		425,316
	46,749	Argent NIM Trust 144A Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)		46,763
		Asset Backed Funding Corp. NIM Trust 144A
	304,000	Ser. 04-0PT1, Class N2, 6.9s, 2033 (Cayman Islands)		303,999
	266,938	Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		266,938
	362,364	Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		362,838
	52,000	Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)		47,928
	492,000	Ser. 04-HE1, Class N2, 8s, 2034		478,034
	580,719	Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 3.69s, 2033		581,581
	740,000	Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 3.984s, 2011		755,676
	28,611,008	Bayview Financial Asset Trust Ser. 03-X, Class A, IO (Interest only), 0.9s, 2006		492,104
		Bear Stearns Asset Backed Securities NIM Trust 144A
	292,844	Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		292,112
	423,331	Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		423,926
	380,061	Ser. 04-HE7N, Class A1, 5 1/4s, 2034 (Cayman Islands)		380,655
	507,000	Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 6.1s, 2034		512,070
		Bombardier Capital Mortgage Securitization Corp.
	335,152	Ser. 00-A, Class A2, 7.575s, 2030		245,451
	1,230,399	Ser. 00-A, Class A4, 8.29s, 2030		1,012,003
	2,300,418	Ser. 99-B, Class A3, 7.18s, 2015		1,719,562
	1,567,887	Ser. 99-B, Class A4, 7.3s, 2016		1,193,026
	353,536	Bombardier Capital Mortgage Securitization Corp. FRB Ser. 00-A, Class A1, 3.114s, 2030		180,839
		CARSSX Finance, Ltd. 144A
	271,375	FRB Ser. 04-AA, Class B3, 6.304s, 2011 (Cayman Islands)		273,962
	982,251	FRB Ser. 04-AA, Class B4, 8.454s, 2011 (Cayman Islands)		1,001,167
	860,000	Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.034s, 2010		879,780
		CHEC NIM Ltd., 144A
	427,767	Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		427,742
	183,000	Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		181,955
	112,000	Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		96,320
		Conseco Finance Securitizations Corp.
	510,336	Ser. 00-2, Class A4, 8.48s, 2030		510,570
	3,365,763	Ser. 00-4, Class A4, 7.73s, 2031		3,280,846
	470,000	Ser. 00-4, Class A5, 7.97s, 2032		401,737
	6,661,000	Ser. 00-4, Class A6, 8.31s, 2032		5,884,076
	199,000	Ser. 00-6, Class A5, 7.27s, 2032		188,201
	1,179,323	Ser. 00-6, Class M2, 8.2s, 2032		117,932
	523,000	Ser. 01-04, Class A4, 7.36s, 2033		532,172
	1,709,000	Ser. 01-1, Class A5, 6.99s, 2032		1,624,742
	27,000	Ser. 01-3, Class A3, 5.79s, 2033		27,509
	5,996,000	Ser. 01-3, Class A4, 6.91s, 2033		5,919,425
	600,000	Ser. 01-3, Class M2, 7.44s, 2033		99,000
	1,208,452	Ser. 01-4, Class B1, 9.4s, 2033		163,141
	3,913,430	Ser. 02-1, Class A, 6.681s, 2033		4,038,912
	573,000	FRB Ser. 01-4, Class M1, 4.61s, 2033		234,930
	1,494,000	Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A, 5.05s, 2007		1,517,227
		Countrywide Asset Backed Certificates 144A
	1,993,660	Ser. 04-6N, Class N1, 6 1/4s, 2035		2,007,990
	274,371	Ser. 04-BC1N, Class Note, 5 1/2s, 2035		275,143
	21,346,648	Countrywide Home Loans Ser. 05-2, Class 2X, IO, 0.978s, 2035		700,437
	838,000	Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		837,832
	3,460,001	First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.676s, 2039		3,615,701
	811,666	First Consumers Master Trust FRN Ser. 01-A, Class A, 3.264s, 2008		805,071
		First Franklin Mortgage Loan NIM Trust 144A
	448,344	Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		448,315
	109,924	Ser. 03-FF3A, Class A, 6 3/4s, 2033		110,330
		Fremont NIM Trust 144A
	639,035	Ser. 04-3, Class A, 4 1/2s, 2034		637,054
	111,905	Ser. 04-3, Class B, 7 1/2s, 2034		107,295
	258,584	Ser. 04-A, Class Note, 4 3/4s, 2034		257,549
		Granite Mortgages PLC
	680,000	FRB Ser. 02-1, Class 1C, 4.44s, 2042 (United Kingdom)		690,676
EUR	2,785,000	FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)		3,886,423
GBP	2,090,000	FRB Ser. 03-2, Class 3C, 6.49s, 2043 (United Kingdom)		4,149,327
		Green Tree Financial Corp.
	$750,847	Ser. 94-4, Class B2, 8.6s, 2019		550,322
	1,731,289	Ser. 94-6, Class B2, 9s, 2020		1,444,180
	726,329	Ser. 95-4, Class B1, 7.3s, 2025		717,250
	704,416	Ser. 95-8, Class B1, 7.3s, 2026		548,384
	237,543	Ser. 95-F, Class B2, 7.1s, 2021		234,573
	754,000	Ser. 96-8, Class M1, 7.85s, 2027		657,851
	166,208	Ser. 99-3, Class A5, 6.16s, 2031		169,116
	2,443,000	Ser. 99-5, Class A5, 7.86s, 2030		2,179,775
		Greenpoint Manufactured Housing
	4,185,198	Ser. 00-3, Class IA, 8.45s, 2031		4,041,659
	145,000	Ser. 99-5, Class A4, 7.59s, 2028		151,534
	2,298,000	GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		2,264,901
		GSAMP Trust 144A
	33,621	Ser. 03-HE1N, Class Note, 7 1/4s, 2033		33,621
	147,579	Ser. 04-FM1N, Class Note, 5 1/4s, 2033		147,357
	197,555	Ser. 04-HE1N, Class N1, 5s, 2034		197,160
	1,966,081	Ser. 04-NIM1, Class N1, 5 1/2s, 2034		1,963,131
	1,013,000	Ser. 04-NIM1, Class N2, zero %, 2034		742,023
	2,058,865	Ser. 04-NIM2, Class N, 4 7/8s, 2034		2,055,159
	239,209	Ser. 04-SE2N, Class Note, 5 1/2s, 2034		238,970
		Holmes Financing PLC FRB
	458,000	Ser. 8, Class 2C, 3.861s, 2040 (United Kingdom)		460,147
	410,000	Ser. 4, Class 3C, 4.441s, 2040 (United Kingdom)		415,248
		Home Equity Asset Trust 144A
	115,273	Ser. 02-5N, Class A, 8s, 2033		115,273
	89,737	Ser. 03-7N, Class A, 5 1/4s, 2034		89,793
	89,497	Ser. 04-1N, Class A, 5s, 2034		89,497
	533,744	Ser. 04-5N, Class A, 5 1/4s, 2034		533,744
	880,533	Ser. 05-6N, Class A, 5 1/4s, 2035		877,574
		LNR CDO, Ltd. 144A
	2,440,000	FRB Ser. 02-1A, Class FFL, 5.77s, 2037 (Cayman Islands)		2,410,720
	1,485,000	FRB Ser. 03-1A, Class EFL, 6.02s, 2036 (Cayman Islands)		1,609,889
		Long Beach Asset Holdings Corp. NIM Trust 144A
	224,614	Ser. 04-2, Class N1, 4.94s, 2034		224,614
	368,859	Ser. 04-5, Class Note, 5s, 2034		369,670
	2,828,083	Long Beach Mortgage Loan Trust Ser. 04-3, Class S1, IO, 4 1/2s, 2006		148,474
GBP	1,700,000	Lothian Mortgages PLC 144A FRN Ser. 3A, Class D, 5.731s, 2039 (United Kingdom)		3,246,490
	$2,025,781	Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 6.27s, 2032		992,633
		Master Asset Backed Securities NIM Trust 144A
	277,000	Ser. 04-CI5, Class N2, 9s, 2034		275,892
	326,483	Ser. 04-HE1A, Class Note, 5.191s, 2034		327,606
	860,000	MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 4.134s, 2010		877,464
	66,214	Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2005		66,277
		Merrill Lynch Mortgage Investors, Inc. 144A
	211,130	Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		211,130
	170,755	Ser. 04-HE1N, Class N1, 5s, 2006		169,634
	319,055	Mid-State Trust Ser. 11, Class B, 8.221s, 2038		328,364
	458,000	Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 6.22s, 2034		474,564
	9,913	Morgan Stanley ABS Capital I 144A Ser. 04-NC2N, Class Note, 6 1/4s, 2033		9,938
	335,000	Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2, Class E, 5s, 2012		321,431
		Morgan Stanley Dean Witter Capital I
	186,015	FRB Ser. 01-NC3, Class B1, 5.47s, 2031		185,222
	272,965	FRB Ser. 01-NC4, Class B1, 5.52s, 2032		270,439
	84,037	New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033		84,247
	66,312	Novastar NIM Trust 144A Ser. 04-N1, Class Note, 4.458s, 2034		66,312
		Oakwood Mortgage Investors, Inc.
	451,187	Ser. 00-A, Class A2, 7.765s, 2017		386,312
	1,945,000	Ser. 00-D, Class A4, 7.4s, 2030		1,223,347
	2,665,929	Ser. 01-C, Class A2, 5.92s, 2017		1,583,698
	1,335,327	Ser. 01-C, Class A4, 7.405s, 2030		883,178
	406,261	Ser. 01-D, Class A2, 5.26s, 2019		304,906
	1,655,000	Ser. 01-D, Class A4, 6.93s, 2031		1,288,414
	2,889,755	Ser. 01-E, Class A2, 5.05s, 2019		2,260,865
	1,107,914	Ser. 02-A, Class A2, 5.01s, 2020		914,872
	867,000	Ser. 02-B, Class A4, 7.09s, 2032		773,531
	3,659,409	Ser. 02-C, Class A1, 5.41s, 2032		3,224,240
	2,731,041	Ser. 99-B, Class A4, 6.99s, 2026		2,428,896
	2,590,682	Ser. 99-D, Class A1, 7.84s, 2029		2,428,858
	727,705	Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		684,464
	945,000	Ocean Star PLC 144A FRB Ser. 04-A, Class E, 9.29s, 2018 (Ireland)		945,000
	27,690	Option One Mortgage Securities Corp. NIM Trust 144A Ser. 03-5, Class Note, 6.9s, 2033		27,828
	138,000	Park Place Securities NIM Trust 144A Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)		138,524
	179,987	Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A4FL, 8.33s, 2012		180,367
	200,000	People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s, 2034		181,200
		Permanent Financing PLC FRB
	530,000	Ser. 1, Class 3C, 4.17s, 2042 (United Kingdom)		535,088
	680,000	Ser. 3, Class 3C, 4.12s, 2042 (United Kingdom)		689,248
GBP	1,731,000	Ser. 6, Class 3C, 5.686s, 2042 (United Kingdom)		3,305,691
	$1,848,000	Providian Gateway Master Trust Ser. 02, Class B, PO (Principal only), zero %, 2006		1,763,763
	3,235,889	Residential Asset Mortgage Products, Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s, 2005		30,263
	736,188	Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		736,188
	250,000	Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.766s, 2038 (United Kingdom)		477,425
	416,085	Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		424,081
		SAIL Net Interest Margin Notes 144A
	329,410	Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		332,243
	137,776	Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)		139,099
	58,927	Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		59,274
	28,177	Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		28,335
	163,794	Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		161,042
	60,858	Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		61,174
	166,127	Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		164,499
	40,538	Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		40,802
	109,277	Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		109,310
	209,666	Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		207,611
	1,193,988	Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		1,194,346
	549,255	Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		549,364
	658,359	Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		658,491
	208,241	Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		208,032
	85,546	Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		83,339
	975,188	Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		975,481
	356,308	Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		351,997
	413,090	Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		411,975
		Sasco Net Interest Margin Trust 144A
	530,506	Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		238,728
	594,352	Ser. 05-WF1A, Class A, 4 3/4s, 2035		595,719
	71,802	Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033		71,802
		Sharps SP I, LLC Net Interest Margin Trust 144A
	83,813	Ser. 03-0P1N, Class NA, 4.45s, 2033		83,813
	40,910	Ser. 03-HS1N, Class N, 7.48s, 2033		41,012
	24,396	Ser. 03-NC1N, Class N, 7 1/4s, 2033		24,396
	29,014	Ser. 03-TC1N, Class N, 7.45s, 2033		29,014
	14,504	Ser. 04-FM1N, Class N, 6.16s, 2033		14,595
	160,354	Ser. 04-HE2N, Class NA, 5.43s, 2034		159,953
	49,372	Ser. 04-HS1N, Class Note, 5.92s, 2034		49,372
	200,000	South Coast Funding 144A FRB Ser. 3A, Class A2, 3.971s, 2038 (Cayman Islands)		202,420
		Structured Asset Investment Loan Trust
	122,361	Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)		123,438
	1,868,324	Ser. 03-BC8, Class A, IO, 6s, 2005		35,902
	17,804,988	Ser. 04-1, Class A, IO, 6s, 2005		253,971
	904,000	TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)		872,263
	756,000	TIAA Real Estate CD0, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037 (Cayman Islands)		716,030
		Wells Fargo Home Equity Trust 144A
	1,303,048	Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		1,302,971
	419,000	Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		398,050
		Whole Auto Loan Trust 144A
	878,876	Ser. 03-1, Class D, 6s, 2010		880,878
	1,087,000	Ser. 04-1, Class D, 5.6s, 2011		1,084,962

		Total Asset-backed securities (cost $132,459,236)		$132,292,414
	Senior loans (7.3%) (a)(c)
	Principal amount			Value
	Basic Materials (0.6%)

	$134,125	Celanese AG bank term loan FRN Ser. DD, 5.064s, 2011 (Germany)		$136,081
	565,875	Celanese Corp. bank term loan FRN Ser. B, 5 5/8s, 2011		575,248
	273,765	Graphic Packaging Corp. bank term loan FRN Ser. C, 5.506s, 2010		277,392
	802,269	Hercules, Inc. bank term loan FRN Ser. B, 4.872s, 2010		812,047
	334,996	Koch Cellulose, LLC bank term loan FRN Ser. B, 5.09s, 2011		340,231
	65,004	Koch Cellulose, LLC bank term loan FRN Ser. C, 4.6s, 2011		66,019
	1,000,000	Mosaic Co. (The) bank term loan FRN Ser. B, 4.571s, 2012		1,009,167
	478,898	Nalco Co. bank term loan FRN Ser. B, 4.998s, 2010		485,558
	500,000	New Page bank term loan Ser. B, 6.12s, 2011		502,188
	341,494	Novelis, Inc. bank term loan FRN 4 1/2s, 2012 (Canada)		346,267
	593,121	Novelis, Inc. bank term loan FRN Ser. B, 4 1/2s, 2012 (Canada)		601,411
	2,750,000	Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 5.43s, 2012		2,778,647
	345,777	SGL Carbon, LLC bank term loan FRN 5.989s, 2009 (Germany)		351,828

				8,282,084
	Capital Goods (0.8%)

	540,541	Allied Waste Industries, Inc. bank term loan FRN 2.01s, 2012		540,946
	1,459,459	Allied Waste Industries, Inc. bank term loan FRN Ser. B, 5.144s, 2012		1,461,284
	364,738	Amsted Industries, Inc. bank term loan FRN 5.9s, 2010		369,298
	501,817	Avio Holding SpA bank term loan FRN Ser. B, 4.905s, 2011 (Italy)		501,365
	501,817	Avio Holding SpA bank term loan FRN Ser. C, 5.405s, 2012 (Italy)		502,419
	138,896	Flowserve Corp. bank term loan FRN Ser. C, 5.835s, 2009		141,327
	2,850,000	Hexcel Corp. bank term loan FRN Ser. B, 4.832s, 2012		2,879,392
	235,360	Invensys, PLC bank term loan FRN Ser. B-1, 6.881s, 2009 (United Kingdom)		238,596
	1,007,523	Mueller Group, Inc. bank term loan FRN 5.779s, 2011		1,016,339
	297,000	Solo Cup Co. bank term loan FRN 5.078s, 2011		300,341
	131,355	SPX Corp. bank term loan FRN Ser. B-1, 5 3/8s, 2009		131,749
	1,400,000	Terex Corp. bank term loan FRN Ser. C, 5.39s, 2009		1,415,750
	300,000	Terex Corp. bank term loan FRN Ser. B, 4.89s, 2009		303,125
	996,486	Transdigm, Inc. bank term loan FRN Ser. C, 5.3s, 2010		1,009,564

				10,811,495
	Communication Services (0.6%)

	1,000,000	Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B, 5.462s, 2011		1,010,938
	148,500	Consolidated Communications Holdings bank term loan FRN Ser. C, 5.447s, 2012		149,242
	90,000	Consolidated Communications Holdings bank term loan FRN Ser. D, 5.064s, 2011		90,900
	1,000,000	Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.172s, 2012		1,009,750
	1,781,069	PanAmSat Corp. bank term loan FRN Ser. B, 5.31s, 2010		1,803,504
	373,750	Qwest Communications International, Inc. bank term loan FRN Ser. A, 7.39s, 2007		384,028
	1,146,991	SBA Senior Finance, Inc. bank term loan FRN 5.963s, 2008		1,166,346
	1,400,000	Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.013s, 2012		1,421,000
	1,960,000	Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan FRN Ser. B, 5.075s, 2012		1,980,417

				9,016,125
	Consumer Cyclicals (2.0%)

	1,100,000	Adams Outdoor Advertising Ser. B, 5.12s, 2012		1,115,125
	2,080,575	Advertising Directory Solutions, Inc. bank term loan FRN 5.07s, 2011 (Canada)		2,082,308
	1,500,000	Boise Cascade Corp. Ser. D, 5.37s, 2011		1,513,125
	798,000	Borgata Resorts bank term loan FRN Ser. B, 4.986s, 2011		806,645
	274,345	Coinmach Corp. bank term loan FRN Ser. B, 6.059s, 2009		277,603
	764,750	Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 5 1/8s, 2012		766,662
	1,230,250	Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 5 1/8s, 2012		1,233,326
	1,250,000	Custom Building Products Ser. B, 5.37s, 2011		1,253,125
	311,075	Dex Media West, LLC/Dex Media West Finance Co. bank term loan FRN Ser. B, 4.762s, 2010		315,061
	465,000	Goodyear Tire & Rubber Co. (The) 5.87s, 2010		460,433
	273,507	Hayes Lemmerz International, Inc. bank term loan FRN 6.235s, 2009		272,823
	1,891,500	Jostens IH Corp. bank term loan FRN Ser. C, 5.19s, 2010		1,917,902
	900,000	Journal Register Co. bank term loan FRN Ser. B, 4.661s, 2012		905,907
	325,111	Lamar Media Corp. bank term loan FRN Ser. D, 4 5/8s, 2010		328,769
	150,000	Landsource, Inc. bank term loan FRN Ser. B, 5 1/2s, 2010		151,688
	1,275,660	Masonite International Corp. bank term loan Ser. B, 5.12s, 2013		1,275,461
	774,340	Masonite Canadian bank term loanSer. B, 5.12s, 2013		774,220
	850,000	Movie Gallery Inc. bank term loan Ser. B, 6.12s, 2011		856,375
	400,000	Nortek Holdings, Inc. bank term loan FRN Ser. B, 5.344s, 2011		404,667
	219,149	PRIMEDIA, Inc. bank term loan FRN Ser. B, 5.775s, 2009		219,697
	412,844	R.H. Donnelley Finance Corp. bank term loan FRN Ser. A-3, 4.743s, 2009		416,818
	1,129,477	R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 4.802s, 2011		1,142,826
	1,700,000	Raycom Media, Inc. bank term loan FRN Ser. B, 5 1/8s, 2012		1,719,125
	1,525,591	Resorts International Hotel and Casino, Inc. bank term loan FRN 5.064s, 2012		1,537,669
	1,958,705	TransWestern Publishing/TWP Cap bank term loan FRN Ser. B, 5.453s, 2011		1,958,705
	1,059,064	TRW Automotive, Inc. bank term loan FRN Ser. B, 4 3/8s, 2010		1,060,124
	1,849,858	Venetian Casino Resort, LLC bank term loan FRN Ser. B, 4.81s, 2011		1,859,569
	381,414	Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 4.314s, 2011		382,367
	330,000	WRC Media Corp. bank term loan FRN 8.064s, 2009		329,175

				27,337,300
	Consumer Staples (1.8%)

	65,831	Affinity Group Holdings bank term loan FRN Ser. B1, 6.013s, 2009		66,544
	164,579	Affinity Group Holdings bank term loan FRN Ser. B2, 6.12s, 2009		166,362
	948,354	Alliance Atlantist bank term loan FRN Ser. B, 4.76s, 2011		951,910
	210,034	AMF Bowling Worldwide bank term loan FRN Ser. B, 6.07s, 2009		210,952
	1,220,000	Century Cable Holdings bank term loan FRN 7 3/4s, 2009		1,205,621
	1,371,889	Charter Communications Holdings, LLC/Capital Corp. bank term loan FRN Ser. B, 6.44s, 2011 (United Kingdom)		1,355,598
	3,323,333	Constellation Brands, Inc. bank term loan FRN Ser. B, 4.991s, 2011		3,348,886
	2,050,000	DirecTV Ser. B, 4.454s, 2013		2,055,125
	473,685	Dole Food Co. Ser. B, 4.566s, 2012		477,040
	26,315	Dole Food Co., Inc. bank term loan FRN Ser. D, 7s, 2009		26,501
	500,000	Emmis Communications Corp. bank term loan FRN Ser. B, 4.66s, 2010		505,903
	1,000,000	Freedom Communications, Inc. bank term loan FRN Ser. B, 4.597s, 2012		1,000,000
	138,250	Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5 3/4s, 2009		140,122
	349,116	Jack-in-the-Box Inc. bank term loan FRN 4.849s, 2008		353,698
	1,700,000	Loews Cineplex bank term loan FRN Ser. B, 5.199s, 2011		1,724,438
	997,500	Mediacom Communications Corp. bank term loan FRN Ser. B, 5.164s, 2012		1,007,831
	1,800,000	MGM Studios, Inc. Ser. B, 5.38s, 2011		1,800,563
	735,000	Olympus Cable bank term loan FRN Ser. B, 8s, 2010		726,994
	2,136,020	Prestige Brands, Inc. bank term loan FRN Ser. B, 5.384s, 2011		2,161,829
	800,000	Rayovac Corp. Ser. B, 4.912s, 2013		813,250
	1,496,222	Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.843s, 2010		1,516,261
	142,143	Roundy's bank term loan FRN Ser. B, 4.839s, 2009		143,076
	818,497	Six Flags, Inc. bank term loan FRN Ser. B, 5.38s, 2009		820,202
	304,082	Sun Media Corp. bank term loan FRN Ser. B, 5.19s, 2009 (Canada)		308,389
	1,696,875	Universal City Development bank term loan FRN Ser. B, 4.904s, 2011		1,720,207
	594,000	Warner Music Group bank term loan FRN Ser. B, 5.321s, 2011		598,158

				25,205,460
	Energy (0.2%)

	360,000	Dresser, Inc. bank term loan FRN 5.84s, 2010		366,300
	906,887	Magellan Midstream Holdings bank term loan FRN Ser. B, 5.09s, 2011		920,490
	400,000	Universal Compression, Inc. bank term loan FRN Ser. B, 4.85s, 2012		405,250
	847,721	Vulcan Energy Corp. bank term loan FRN Ser. B, 4.87s, 2010		857,788

				2,549,828
	Financial (0.3%)

	1,526,250	Fidelity National Information Solutions bank term loan FRN Ser. B, 4.66s, 2013		1,519,763
	1,000,000	General Growth Properties Ser. A, 5.11s, 2007		1,004,063
	1,795,964	General Growth Properties bank term loan FRN Ser. B, 5.1s, 2008 (R)		1,806,815
	433,689	Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 5 3/8s, 2011		438,840

				4,769,481
	Health Care (0.4%)

	246,250	Beverly Enterprises, Inc. bank term loan FRN 5.649s, 2008		247,686
	638,800	Community Health Systems, Inc. bank term loan FRN Ser. B, 4.64s, 2011		645,055
	363,382	Concentra bank term loan FRN 5.15s, 2009		368,076
	946,610	Express Scripts, Inc. bank term loan FRN Ser. B, 4.131s, 2010		953,709
	238,200	Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.593s, 2011		240,185
	197,000	Hanger Orthopedic Group, Inc. bank term loan FRN 6.593s, 2009		198,970
	170,375	Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.85s, 2011		172,824
	1,134,000	LifePoint Inc. bank term loan Ser. B, 4.584s, 2012		1,135,418
	216,000	LifePoint Inc. bank term loan Ser. DD, 4.745s, 2012		216,270
	500,000	PacifiCare bank term loan FRN Ser. B, 4.537s, 2010		502,969
	110,410	Warner Chilcott Corp. bank term loan FRN 5.314s, 2012		110,962
	545,910	Warner Chilcott Corp. bank term loan FRN Ser. B, 6.73s, 2012		550,005
	22,082	Warner Chilcott Corp. bank term loan FRN Ser. B, 5.314s, 2012		22,192
	219,975	Warner Chilcott Corp. bank term loan FRN Ser. C, 5.72s, 2012		221,625
	101,622	Warner Chilcott Corp. bank term loan FRN Ser. D, 5.72s, 2012		102,385

				5,688,331
	Technology (0.2%)

	350,000	AMI Semiconductor, Inc. bank term loan FRN Class B, 4.36s, 2012		351,313
	714,300	Seagate Technology Hdd Holdings bank term loan FRN 5.313s, 2007 (Cayman Islands)		726,502
	285,700	Seagate Technology Hdd Holdings bank term loan FRN Ser. B, 5.313s, 2007 (Cayman Islands)		290,581
	1,000,000	UGS PLM Solutions, Inc. bank term loan FRN Ser. B, 4.578s, 2011		1,018,750
	400,000	Xerox Corp. bank term loan FRN 4.314s, 2008		404,286

				2,791,432
	Transportation (0.1%)

	586,700	Kansas City Southern Railway Co. bank term loan FRN Ser. B, 4.81s, 2008		594,620
	219,402	Pacer International, Inc. bank term loan FRN 5.317s, 2010		223,790
	403,802	Rail America, Inc. bank term loan FRN Ser. B, 4 7/8s, 2011		410,869
	47,734	Rail America, Inc. bank term loan FRN Ser. B, 4 7/8s, 2011		48,569

				1,277,848
	Utilities & Power (0.3%)

	1,561,408	El Paso Corp. bank term loan FRN Ser. B, 5 7/8s, 2009		1,570,516
	406,000	El Paso Corp. bank term loan FRN Ser. C, 5.62s, 2009		407,579
	437,500	NRG Energy, Inc. bank term loan FRN 2.993s, 2011		441,766
	561,094	NRG Energy, Inc. bank term loan FRN Ser. B, 5.253s, 2011		566,564
	705,923	Texas Genco bank term loan FRN Ser. B, 5.013s, 2011		710,335
	292,308	Texas Genco bank term loan FRN Ser. DD, 5.06s, 2011		294,135
	225,989	Williams Cos., Inc. bank term loan FRN Ser. C, 5.46s, 2007		229,097

				4,219,992

		Total Senior loans (cost $104,305,345)		$101,949,376
	Collateralized mortgage obligations (5.4%) (a)
	Principal amount			Value
		Banc of America Commercial Mortgage, Inc. 144A
	$318,946	Ser. 01-1, Class J, 6 1/8s, 2036		$315,906
	718,000	Ser. 01-1, Class K, 6 1/8s, 2036		540,575
		Banc of America Large Loan 144A
	412,000	FRB Ser. 02-FL2A, Class L1, 5.89s, 2014		412,128
	100,000	FRN Ser. 02-FL2A, Class K1, 5.39s, 2014		100,375
	338,000	FRB Ser. 05-BOCA, Class M, 5.05s, 2016		340,113
	300,000	FRB Ser. 05-BOCA, Class L, 4.65s, 2016		300,457
	145,000	FRB Ser. 05-BOCA, Class K, 4.30s, 2016		145,153
	200,000	FRB Ser. 05-BOCA, Class J, 4.05s, 2016		200,211
	100,000	FRB Ser. 05-BOCA, Class H, 3.90s, 2016		100,074
	481,000	Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.453s, 2032		568,557
	680,000	Bear Stearns Commercial Mortgage Securitization Corp. 144A Ser. 04-ESA, Class K, 5.45s, 2016		679,997
	7,132,217	Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO, 0.916s, 2017		144,595
	1,043,000	Commercial Mortgage Pass-Through Certificates 144A Ser. 01-FL4A, Class D, 3.804s, 2013		1,035,178
	2,615,000	Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033		2,762,094
	3,957,000	Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033		4,165,332
		CS First Boston Mortgage Securities Corp. 144A
	693,000	FRB Ser. 03-TF2A, Class L, 6.954s, 2014		690,676
	1,880,000	Ser. 98-C1, Class F, 6s, 2040		1,409,430
	691,000	Ser. 02-CP5, Class M, 5 1/4s, 2035		497,630
	1,356,000	FRB Ser. 05-TFLA, Class L, 4.80s, 2020		1,355,995
	362,000	FRB Ser. 05-TFLA, Class K, 4.25s, 2020		361,999
	71,254,271	Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 1.071s, 2031		1,717,370
		DLJ Commercial Mortgage Corp.
	552,708	Ser. 98-CF2, Class B4, 6.04s, 2031		545,521
	1,771,365	Ser. 98-CF2, Class B5, 5.95s, 2031		1,254,126
		DLJ Mortgage Acceptance Corp. 144A
	539,000	Ser. 97-CF1, Class B2, 8.16s, 2030		323,400
	519,000	Ser. 97-CF1, Class B1, 7.91s, 2030		556,831
GBP	264,126	European Loan Conduit 144A FRN Ser. 6A, Class F, 7.116s, 2010 (United Kingdom)		515,195
GBP	731,868	European Loan Conduit FRN Ser. 6X, Class E, 6.68s, 2010 (United Kingdom)		1,416,936
		Fannie Mae
	$1,151	Ser. 92-15, Class L, IO, 1037.606s, 2022		12,277
	206,162	Ser. 98-51, Class SG, IO, 23.24s, 2022		100,975
	614,777	IFB Ser. 02-36, Class SJ, 12.575s, 2029		639,875
	1,221,555	Ser. 04-W8, Class 3A, 7 1/2s, 2044		1,307,139
	1,029,557	Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,103,685
	350,221	Ser. 03-W4, Class 4A, 7 1/2s, 2042		372,258
	700,714	Ser. 03-W3, Class 1A3, 7 1/2s, 2042		746,520
	14,293	Ser. 03-W2, Class 1A3, 7 1/2s, 2042		15,233
	1,593	Ser. 02-W1, Class 2A, 7 1/2s, 2042		1,690
	6,275	Ser. 02-14, Class A2, 7 1/2s, 2042		6,684
	882,237	Ser. 01-T10, Class A2, 7 1/2s, 2041		938,083
	3,868	Ser. 02-T4, Class A3, 7 1/2s, 2041		4,113
	9,967	Ser. 01-T8, Class A1, 7 1/2s, 2041		10,576
	3,460,642	Ser. 01-T7, Class A1, 7 1/2s, 2041		3,672,257
	524,221	Ser. 01-T3, Class A1, 7 1/2s, 2040		556,560
	1,596,159	Ser. 01-T1, Class A1, 7 1/2s, 2040		1,696,425
	660,606	Ser. 99-T2, Class A1, 7 1/2s, 2039		704,459
	327,665	Ser. 00-T6, Class A1, 7 1/2s, 2030		347,701
	582,606	Ser. 02-W7, Class A5, 7 1/2s, 2029		620,440
	1,552,891	Ser. 01-T4, Class A1, 7 1/2s, 2028		1,660,672
	3,163	Ser. 02-W3, Class A5, 7 1/2s, 2028		3,369
	1,636,859	Ser. 03-58, Class ID, IO, 6s, 2033		302,307
	1,489,232	Ser. 03-26, Class IG, IO, 6s, 2033		244,976
	1,295,563	Ser. 322, Class 2, IO, 6s, 2032		254,544
	1,624,694	Ser. 318, Class 2, IO, 6s, 2032		318,702
	4,424,703	Ser. 350, Class 2, IO, 5 1/2s, 2034		916,612
	10,308,259	Ser. 338, Class 2, IO, 5 1/2s, 2033		2,186,499
	4,467,660	Ser. 333, Class 2, IO, 5 1/2s, 2033		948,912
	9,175,068	Ser. 329, Class 2, IO, 5 1/2s, 2033		1,936,553
	4,616,597	Ser. 03-37, Class IC, IO, 5 1/2s, 2027		444,578
	443,593	Ser. 03-6, Class IB, IO, 5 1/2s, 2022		6,210
	2,215,517	Ser. 03-118, Class S, IO, 5.08s, 2033		249,246
	2,451,011	IFB Ser. 03-118, Class SF, IO, 5.08s, 2033		287,038
	1,332,018	IFB Ser. 02-36, Class QH, IO, 5.03s, 2029		39,003
	13,271,168	Ser. 03-W10, Class 1A, IO, 1.525s, 2043		273,718
	15,682,215	Ser. 03-W10, Class 3A, IO, 1.503s, 2043		338,148
	8,677,848	Ser. 03-W17, Class 12, IO, 1.159s, 2033		239,974
	13,907,995	Ser. 00-T6, IO, 0.755s, 2030		199,927
	24,469,981	Ser. 02-T18, IO, 0.52s, 2042		293,011
	252,780	Ser. 99-51, Class N, PO, zero %, 2029		215,495
	89,537	Ser. 99-52, Class MO, PO, zero %, 2026		85,219
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
	19,061	Ser. T-58, Class 4A, 7 1/2s, 2043		20,307
	540,910	Ser. T-41, Class 3A, 7 1/2s, 2032		574,708
	8,130,690	Ser. T-57, Class 1AX, IO, 0.446s, 2043		78,461
	22,707,691	FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.514s, 2020		1,491,656
	891,000	First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035		575,391
		Freddie Mac
	949,627	IFB Ser. 2763, Class SC, 16.785s, 2032		1,070,694
	5,028,835	Ser. 216, IO, 6s, 2032		961,317
	3,529,895	Ser. 226, IO, 5 1/2s, 2034		756,917
	2,795,200	Ser. 2515, Class IG, IO, 5 1/2s, 2032		676,677
	1,342,320	Ser. 2626, Class IK, IO, 5 1/2s, 2030		238,720
	1,438,200	Ser. 2590, Class IH, IO, 5 1/2s, 2028		275,056
	991,406	Ser. 2833, Class IK, IO, 5 1/2s, 2023		153,668
	539,203	Ser. 215, PO, zero %, 2031		474,138
	543,815	Ser. 2235, PO, zero %, 2030		473,119
		GE Capital Commercial Mortgage Corp. 144A
	1,159,000	Ser. 00-1, Class G, 6.131s, 2033		1,055,154
	721,000	Ser. 00-1, Class H, 6.131s, 2033		456,265
	1,022,427	GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		818,262
		Government National Mortgage Association
	289,327	Ser. 01-43, Class SJ, IO, 4.61s, 2029		2,344
	250,968	Ser. 98-2, Class EA, PO, zero %, 2028		211,401
	417,000	GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 6.204s, 2015		419,346
	721,000	Guggenheim Structured Real Estate Funding Ltd. 144A Ser. 05-1, Class E, 5s, 2030		718,920
		LB Commercial Conduit Mortgage Trust 144A
	492,082	Ser. 99-C1, Class G, 6.41s, 2031		473,011
	1,930,000	Ser. 98-C4, Class J, 5.6s, 2035		1,400,532
	1,181,000	Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB Ser. 03-LLFA, Class L, 6.7s, 2014		1,141,177
		Mach One Commercial Mortgage Trust 144A
	1,154,000	Ser. 04-1A, Class J, 5.45s, 2040		963,725
	411,000	Ser. 04-1A, Class K, 5.45s, 2040		335,029
	187,000	Ser. 04-1A, Class L, 5.45s, 2040		136,561
	12,571,956	Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.13s, 2028		543,146
	1,438,150	Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1, Class X, IO, 6.18s, 2037		621,775
	3,360,000	Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039		2,387,726
	8,987,353	Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.478s, 2012		202,625
	459,501	Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.10s, 2030		492,852
	285,000	PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010		265,385
GBP	894,384	Quick Star PLC FRN Class 1-D, 5.758s, 2011 (United Kingdom)		1,714,154
	$1,414,312	QUIZNOS 144A Ser. 05-1, 7.3s, 2025		1,413,150
		Starwood Asset Receivables Trust 144A
	340,282	FRB Ser. 03-1A, Class F, 4.12s, 2022		340,588
	431,024	FRB Ser. 03-1A, Class E, 4.07s, 2022		431,412
		STRIPS 144A
	316,000	Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		265,219
	376,000	Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		279,105
	345,000	Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		289,559
	325,000	Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		248,593
		Titan Europe PLC 144A
EUR	779,000	FRN Ser. 04-2A, Class D, 3.044s, 2014 (Ireland)		1,005,533
EUR	979,000	FRN Ser. 04-2A, Class C, 2.644s, 2014 (Ireland)		1,263,693
	$917,000	Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 6.254s, 2018		904,648

		Total Collateralized mortgage obligations (cost $83,684,863)		$75,379,236
	Common stocks (0.6%) (a)
	Number of shares			Value
	3,850	AboveNet, Inc. (NON) (S)		$115,500
	1,355,000	AMRESCO Creditor Trust (acquired 6/17/99, cost $237,225) (RES)(NON)(R)(F)		1,355
	2,128	Birch Telecom, Inc. (NON)(F)		2
	46,000	Coinmach Service Corp. IDS (Income Deposit Securities)		598,000
	905	Comdisco Holding Co., Inc.		14,706
	5,273,336	Contifinancial Corp. Liquidating Trust Units		6,592
	29,619	Covad Communications Group, Inc. (NON) (S)		33,618
	956	Crown Castle International Corp. (NON)		15,420
	2,143	Genesis HealthCare Corp. (NON) (S)		85,506
	89,432	Globix Corp. (NON)		299,597
	1,045,000	iPCS Escrow, Inc. (NON)(F)		1,045
	381	Knology, Inc. (NON)		636
	307	Leucadia National Corp. (S)		10,677
	11,242	Northwestern Corp.		315,113
	1,543	Polymer Group, Inc. Class A (NON) (S)		34,332
	3,506	PSF Group Holdings, Inc. 144A Class A (NON)(F)		6,136,095
	497	Sterling Chemicals, Inc. (NON)		14,910
	1,662	Sun Healthcare Group, Inc. (NON)		9,989
	27	USA Mobility, Inc. (NON)		808
	1,795,382	VFB LLC (acquired various dates from 6/22/99 through 12/8/03, cost $1,311,474) (RES)(NON)		368,053
	8,776	Washington Group International, Inc. (NON) (S)		363,590

		Total Common stocks (cost $24,552,824)		$8,425,544
	Brady bonds (0.6%) (a)
	Principal amount			Value
	$3,250,000	Argentina (Republic of) govt. guaranty FRB Ser. L-GL, 3 1/2s, 2023 (In default) (NON)		$1,878,500
	3,726,519	Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012		3,489,139
	770,000	Brazil (Federal Republic of) govt. guaranty FRB Ser. RG, 4.313s, 2012		720,951
	1,346,400	Peru (Republic of) coll. FLIRB Ser. 20YR, 5s, 2017		1,247,170
	1,139,000	Peru (Republic of) FRB Ser. 20 YR, 5s, 2017		1,076,355

		Total Brady bonds (cost $7,536,333)		$8,412,115
	Preferred stocks (0.3%) (a)
	Number of shares			Value
	20,977	Doane Pet Care Co. $7.125 pfd.		$1,573,275
	52	Dobson Communications Corp. 13.00% pfd. (PIK)		37,960
	750	First Republic Capital Corp. 144A 10.50% pfd.		787,500
	116	Paxson Communications Corp. 14.25% cum. pfd. (PIK) (S)		858,400
	828	Rural Cellular Corp. Ser. B, 11.375% cum. pfd.		741,060

		Total Preferred stocks (cost $3,500,540)		$3,998,195
	Convertible preferred stocks (0.1%) (a)
	Number of shares			Value
	4,826	Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.		$187,008
	130	Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)		643,500
	13,220	Williams Cos., Inc. (The) 144A $2.75 cv. pfd.		1,117,090

		Total Convertible preferred stocks (cost $1,974,535)		$1,947,598
	Convertible bonds and notes (0.1%) (a)
	Principal amount			Value
	$4,290,000	Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s, 2009 (Canada) (In default) (NON)		$43
	1,180,000	Lear Corp. cv. company guaranty zero %, 2022		517,725
	525,000	WCI Communities, Inc. cv. sr. sub. notes 4s, 2023		617,531

		Total Convertible bonds and notes (cost $4,702,001)		$1,135,299
	Units (0%) (a)
	Number of units			Value
	1,720,000	Morrison Knudsen Corp., 2032		$103,200
	1,327	XCL Equity Units zero % (F)		589,153

		Total Units (cost $3,728,561)		$692,353
	Warrants (0%) (a) (NON)
	Number of warrants		Expiration date	Value
	1,392	AboveNet, Inc.	9/8/08	$12,528
	1,638	AboveNet, Inc.	9/8/10	8,190
	1,980	Dayton Superior Corp. 144A	6/15/09	--
	960	MDP Acquisitions PLC 144A	10/1/13	26,880
	760	Mikohn Gaming Corp. 144A	8/15/08	18,301
	780	ONO Finance PLC 144A (United Kingdom)	2/15/11	8
	800	Pliant Corp. 144A	6/1/10	8
	1,260	TravelCenters of America, Inc. 144A	5/1/09	158
	3,210	Ubiquitel, Inc. 144A	4/15/10	--
	5,416	Washington Group International, Inc. Ser. A	1/25/06	71,870
	6,191	Washington Group International, Inc. Ser. B	1/25/06	59,743
	3,346	Washington Group International, Inc. Ser. C	1/25/06	29,880
	1,120	XM Satellite Radio Holdings, Inc. 144A	3/15/10	78,400

		Total Warrants (cost $1,114,975)		$305,966
	Short-term investments (21.4%) (a)
	Principal amount			Value
	$215,564,637	Putnam Prime Money Market (e)		$215,564,637
	1,327,223	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005. (d)		1,326,755
	1,750,000	U.S. Treasury Bills zero %, June 30, 2005 (SEG)		1,741,987
	20,000,000	Citigroup Global Markets for an effective yield of 2.97%, June 13, 2005		19,929,050
	10,000,000	Societe Generale for an effective yield of 2.90%, June 13, 2005		9,990,333
	35,000,000	Preferred Receivables Fund for an effective yield of 2.89%, May 12, 2005		34,969,093
	13,128,000	Atlantic Asset Corp, for an effective yield of 2.89, May 12, 2005		13,116,407

		Total Short-term investments (cost $296,638,261)		$296,638,262

		Total Investments (cost $1,504,492,522) (b)		$1,503,203,070
-

Putnam Premier Income Fund
Forward currency contracts to buy at April 30, 2005 (Unaudited)
(aggregate face value $176,034,834)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$51,042,188	$50,451,876	7/20/05	$590,312
British Pound	37,986,930	37,759,933	6/15/05	226,997
Danish Krone	2,419,485	2,462,929	6/15/05	(43,444)
Euro	8,667,064	8,787,075	6/15/05	(120,011)
Japanese Yen	51,489,886	52,578,966	5/18/05	(1,089,080)
Norwegian Krone	226,933	224,807	6/15/05	2,126
South Korean Won	3,538,589	3,489,585	5/18/05	49,004
Swedish Krona	6,920,447	6,973,543	6/15/05	(53,096)
Swiss Franc	8,643,152	8,639,686	6/15/05	3,466
Taiwan Dollar	3,705,372	3,600,672	5/18/05	104,700
Polish Zloty	965,262	1,065,762	6/15/05	(100,500)

				$(429,526)

Putnam Premier Income Fund
Forward currency contracts to sell at April 30, 2005 (Unaudited)
(aggregate face value $203,311,057)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$15,000,729	$14,738,486	7/20/05	$(262,243)
British Pound	12,246,816	12,121,502	6/15/05	(125,314)
Canadian Dollar	22,761,061	23,310,533	7/20/05	549,472
Euro	89,211,867	90,296,170	6/15/05	1,084,303
Japanese Yen	11,633,829	11,492,353	5/18/05	(141,476)
Norwegian Krone	3,783,051	3,779,530	6/15/05	(3,521)
Swedish Krona	38,869,454	40,259,429	6/15/05	1,389,975
Swiss Franc	7,300,444	7,313,054	6/15/05	12,610

				$2,503,806

Putnam Premier Income Fund
Futures contracts outstanding at April 30, 2005 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

CBT Interest Rate Swap 10 yr (Long)	30	$3,314,063	Jun-05	$47,739
Euro-Bobl 5 yr (Long)	171	25,138,587	Jun-05	357,196
Euro-Bund 10 yr (Long)	13	2,025,227	Jun-05	49,964
Japanese Government Bond 10 yr -TSE (Long)	16	21,431,459	Jun-05	443,783
Japanese Government Bond - Mini 10 yr -TSE (Long)	96	12,861,621	Jun-05	271,436
U.K. Gilt 10 yr (Long)	43	9,151,959	Jun-05	144,794
U.S. Treasury Bond (Short)	543	62,360,156	Jun-05	(875,690)
U.S. Treasury Note 10 yr (Long)	1,399	155,879,203	Jun-05	1,219,446
U.S. Treasury Note 5 yr (Short)	1,385	150,207,578	Jun-05	(486,121)

				$1,172,547

Putnam Premier Income Fund

Interest rate swap contracts outstanding at April 30, 2005 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)

Agreement with UBS, AG dated April 4, 2005 to pay quarterly the notional amount multiplied by 2.61% and receive semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	151,000,000	4/6/07	($827,796)

Agreement with UBS, AG dated April 25, 2005 to pay annually the notional amount multiplied by 2.974% and receive semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	34,700,000	4/27/10	(104,777)

Agreement with UBS, AG dated April 25, 2005 to receive annually the notional amount multiplied by 2.453% and pay semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	18,400,000	4/27/07	35,078

Agreement with UBS, AG dated April 25, 2005 to receive annually the notional amount multiplied by 3.563% and pay semi-annually the notional amount multiplied by the six month EUR-EURIBOR-Telerate.	EUR	16,700,000	4/27/15	94,036

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		$32,700,000	3/30/09	1,380,472

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		21,900,000	1/26/06	154,883

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		12,408,000	12/5/05	14,392

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		6,900,000	1/27/14	39,166

Agreement with Credit Suisse First Boston International dated July 7, 2004 to pay semi-annually the notional amount multiplied by 4.945% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.		11,257,600	7/9/14	(439,616)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.		9,973,300	7/9/06	(26,398)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.		21,900,000	1/26/06	157,153

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.		18,032,000	12/15/13	332,464

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.		6,900,000	1/26/14	42,978

Agreement with Merrill Lynch Capital Services, Inc. dated February 16, 2005 to receive semi-annually the notional amount multiplied by the six month Euribor and pay at maturity the notional amount multiplied by 2.5645%.	EUR	92,500,000	2/19/07	(523,128)

Agreement with Merrill Lynch Capital Services, Inc. dated September 27, 2002 to receive semi-annually the notional amount multiplied by the six month JPY-LIBOR-BBA and pay semi-annually the notional amount multiplied by 0.399%.	JPY	4,751,000,000	10/1/07	(246,123)

Agreement with Merrill Lynch Capital Services, Inc. dated November 17, 2000 to pay semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and receive the notional amount multiplied by 6.68%.		$12,500,000	11/21/05	519,916

				$602,700

Putnam Premier Income Fund

Credit default contracts outstanding at April 30, 2005 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Citigroup Financial Products Inc effective April 28, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 201 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	$4,600,000	$21,505

Agreement with Deutsche Bank AG effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	4,600,000	19

Agreement with Citigroup Financial Products Inc effective April 15, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 180 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	4,600,000	(19,550)

Agreement with Bank of America effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	3,700,000	(38,699)

Agreement with Merrill Lynch International & Co. C.V. effective April 14,2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	2,300,000	(34,669)

Agreement with Goldman Sachs Capital Markets effective April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,900,000	(79,040)

Agreement with Goldman Sachs Capital Markets effective April 1, 2005, maturing on December 20, 2009, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 138 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index 25-35% tranche.	1,810,000	(3,409)

Agreement with Lehman Brothers Finance, S.A. effective March 24, 2005, maturing on December 20, 2009, to receive quarterly 116 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 3 Index that the counterparties agree advances within the 25-35 Loss Basket of the Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 3 Index.	1,810,000	(27,238)

Agreement with Bank of America effective April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,800,000	(65,696)

Agreement with Lehman Brothers Finance S.A. effective April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	1,800,000	(17,941)

Agreement with Lehman Brothers Finance S.A. effective April 18, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 194 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	1,100,000	(5,736)

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	2,218,370	108,580

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	2,218,370	70,619

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,109,185	58,823

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	831,889	37,508

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	554,593	17,701

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	277,296	17,109

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	277,296	2,805

		$42,691

KEY TO ABBREVIATIONS
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
IFB -- Inverse Floating Rate Bonds

NOTES
(a)	Percentages indicated are based on net assets of $1,387,960,576.

(b)

The aggregate identified cost on a tax basis is $1,505,489,367, resulting in gross unrealized appreciation and depreciation of $53,905,820 and $56,893,516, respectively, or net unrealized depreciation of $2,987,696.

(c)

Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rate shown for senior loans are the current interest rates at April 30, 2005.  Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2005 was $369,408 or 0.03% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $1,299,923.  The fund received cash collateral of $1,326,755 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $2,180,924 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $493,014,053 and $448,965,948, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

FLIRB represents Front Loaded Interest Reduction Bond.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2005.

The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at April 30, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar Rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold.  The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase.  The fund will also be able to earn interest on the cash proceeds that are received from the initial sale.  The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005